Property, leasehold improvements and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, leasehold improvements and equipment
Schedule of property, leasehold improvements and equipment

	December 31,
	2025		2024		2023
Net carrying value:
Land	Ps.	1,426,363	Ps.	1,426,363	Ps.	1,426,363
Leasehold improvements		1,269,682		1,368,967		997,063
Machinery and equipment		31,521		29,687		31,231
Furniture and office equipment		40,799		44,174		50,384
Transportation equipment		609		513		660
Computer equipment		8,167		6,468		4,590
Construction in progress for leasehold improvements		264,584		236,368		342,383
	Ps.	3,041,725	Ps.	3,112,540	Ps.	2,852,674

													Construction
					Machinery		Furniture						in progress of
			Leasehold		and		and office		Transportation		Computer		leasehold
Cost	Land		improvements		equipment		equipment		equipment		equipment		improvements		Total

Balance as of January 1, 2023	Ps.	1,426,363	Ps.	1,382,246	Ps.	210,537	Ps.	201,353	Ps.	18,259	Ps.	76,269	Ps.	131,843	Ps.	3,446,870
Acquisitions		—		1,716		2,283		12,081		668		1,233		300,813		318,794
Disposals		—		—		—		(57)		—		—		—		(57)
Reclassification to improvements (note 10)		—		—		—		—		—		—		—		—
Transfer		—		182,626		—		—		—		—		(182,626)		—
Other		—		(7,747)				(56)		—		—		92,353		84,550

Balance as of December 31, 2023		1,426,363		1,558,841		212,820		213,321		18,927		77,502		342,383		3,850,157
Acquisitions		—		3,562		4,033		4,532		—		3,722		366,850		382,699
Disposals		—		—		—		—		—		—		(32,474)		(32,474)
Transfers		—		481,004		178		424		—		940		(485,938)		(3,392)
Other		—		(7,350)		—		—		—		—		45,547		38,197

Balance as of December 31, 2024		1,426,363		2,036,057		217,031		218,277		18,927		82,164		236,368		4,235,187
Acquisitions		—		9,443		4,746		6,732		280		4,670		171,178		197,049
Reclassification to other assets		—		—		—		—		—		—		—		—
Transfers		—		(31)		—		(23)		—		(74)		(5,032)		(5,160)
Other		—				—		—		—		—		(137,930)		(137,930)
Balance as of December 31, 2025	Ps.	1,426,363	Ps.	2,045,469	Ps.	221,777	Ps.	224,986	Ps.	19,207	Ps.	86,760	Ps.	264,584	Ps.	4,289,146

											Construction in
					Furniture and						progress of
Accumulated	Leasehold		Machinery and		office		Transportation		Computer		leasehold
Depreciation	improvements		equipment		equipment		equipment		equipment		improvements		Total

Balance as of January 1, 2023	Ps.	(471,934)	Ps.	(169,240)	Ps.	(151,247)	Ps.	(18,221)	Ps.	(70,133)	Ps.	—	Ps.	(880,775)
Depreciation		(89,844)		(12,349)		(11,794)		(46)		(2,824)		—		(116,857)
Other						60				45		—		105
Disposals		—		—		44		—		—		—		44

Balance as of December 31, 2024		(561,778)		(181,589)		(162,937)		(18,267)		(72,912)		—		(997,483)
Depreciation		(105,312)		(5,755)		(11,166)		(147)		(2,784)		—		(125,164)
Other		—		—		—		—		—		—		—
Disposals		—		—		—		—		—		—		—

Balance as of December 31, 2024		(667,090)		(187,344)		(174,103)		(18,414)		(75,696)		—		(1,122,647)
Depreciation		(108,697)		(2,914)		(10,085)		(183)		(2,965)		—		(124,844)
Other				2		1		(1)		68		—		70
Balance as of December 31, 2025	Ps.	(775,787)	Ps.	(190,256)	Ps.	(184,187)	Ps.	(18,598)	Ps.	(78,593)	Ps.	—	Ps.	(1,247,421)